SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 28, 2012 ₪ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares	Sep. 26, 2019 $ / shares shares	Sep. 22, 2019 $ / shares shares	Aug. 29, 2019 $ / shares shares	Nov. 22, 2018 $ / shares shares	May 13, 2018 $ / shares shares	Feb. 28, 2018 $ / shares shares	Feb. 06, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares						₪ 0.9	₪ 0.9
Incremental cost | $					$ 74
Number of options
Options, beginning			571,460	528,268	365,000
Options, Granted			50,000	170,000	273,893
Options, Forfeited				(126,808)	(83,957)
Options, Exercised					(26,668)
Options, ending			621,460	571,460	528,268
Exercisable at end of year			381,629	264,389	163,438
Weighted average exercise price
Options, beginning | $ / shares			$ 7.53	$ 9.03	$ 8.53
Options, Granted | $ / shares			4.58	5.44	9.70
Options, Forfeited | $ / shares				11.19	9.85
Options, Exercised | $ / shares					7.15
Options, ending | $ / shares			7.26	7.53	9.03
Exercisable at end of year | $ / shares			7.91	7.74	8.34
Weighted-average grant-date fair value of options granted | $ / shares			$ 1.41	$ 1.35	$ 1.83
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		380,000						50,000	50,000	50,000	50,000	70,000	50,000	3,893
Vesting period for plan	3 years	4 years
Ordinary shares, par value per share | ₪ / shares		₪ 0.9
Exercise price | $ / shares								$ 5.26	$ 5.32	$ 5.65	$ 7.35	$ 9.12	$ 10.74	$ 11.11
Dividend yield			0.00%	0.00%
Weighted average exercise price
Aggregate intrinsic value | $			$ 0	$ 0	$ 737
Unrecognized compensation cost related to non-vested stock options | $			$ 176
Unrecognized compensation weighted average period of recognition, years			2018 years
Period in which equity exceeds threshold	4 years
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		300,000			300,000
Expected stock price volatility			44.70%	34.20%	32.60%
Expected option life (in years)			3 years 6 months	3 years 6 months	3 years 6 months
Risk free interest rate			0.12%	1.44%	1.71%
Dividend yield					0.00%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		980,000			980,000
Expected stock price volatility			43.50%	36.80%	40.80%
Expected option life (in years)			5 years	5 years	5 years 6 months
Risk free interest rate			0.25%	1.63%	2.87%
Dividend yield					5.00%
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years
Vesting percentage		75.00%